CONDENSED BALANCE SHEETS (Unaudited) (Q3) (Parenthetical) - $ / shares	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019
LIABILITIES AND SHAREHOLDERS' EQUITY
Ordinary shares subject to possible redemption (in shares)	23,668,455	23,740,181	23,750,733
Shareholders' Equity
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000	1,000,000
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Class A Ordinary Shares [Member]
LIABILITIES AND SHAREHOLDERS' EQUITY
Ordinary shares subject to possible redemption (in shares)	23,668,455	23,740,181
Shareholders' Equity
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in shares)	1,331,545	1,259,819
Ordinary shares, shares outstanding (in shares)	1,331,545	1,259,819
Class B Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	6,250,000	6,250,000
Ordinary shares, shares outstanding (in shares)	6,250,000	6,250,000